Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 99.0%

Financials - 36.1%
ACRES Commercial Realty Corp., Series C, 10.23%	16,936	$421,198
AG Mortgage Investment Trust, Inc., Series B, 8.00%	24,436	531,102
AG Mortgage Investment Trust, Inc., Series C, 11.05%	9,752	246,530
AGNC Investment Corp., Series D, 8.91%	33,138	830,770
AGNC Investment Corp., Series E, 9.57%	711	18,266
AGNC Investment Corp., Series F, 9.28%	70,818	1,804,443
AGNC Investment Corp., Series G, 7.75%	6,309	157,725
Annaly Capital Management, Inc., Series F, 9.56%	53,842	1,397,738
Annaly Capital Management, Inc., Series G, 8.73%	43,845	1,119,363
Annaly Capital Management, Inc., Series I, 9.55%	46,067	1,192,675
Arbor Realty Trust, Inc., Series D, 6.38%	36,695	667,849
Arbor Realty Trust, Inc., Series E, 6.25%	19,588	348,275
Arbor Realty Trust, Inc., Series F, 6.25%	44,129	948,773
ARMOUR Residential REIT, Inc., Series C, 7.00%	23,920	523,370
Chimera Investment Corp., Series A, 8.00%	24,115	535,353
Chimera Investment Corp., Series B, 10.35%	40,144	1,003,600
Chimera Investment Corp., Series C, 7.75%	36,330	831,957
Chimera Investment Corp., Series D, 9.90%	28,511	703,651
DigitalBridge Group, Inc., Series H, 7.13%	74,968	1,659,791
DigitalBridge Group, Inc., Series I, 7.15%	114,568	2,541,118
DigitalBridge Group, Inc., Series J, 7.13%	101,450	2,250,161
Dynex Capital, Inc., Series C, 10.04%	7,464	193,840
Ellington Financial, Inc., 10.05%	8,298	209,027
Ellington Financial, Inc., Series C, 8.63%	523	13,122
Franklin BSP Realty Trust, Inc., Series E, 7.50%	36,444	789,377
Granite Point Mortgage Trust, Inc., Series A, 7.00%	27,858	547,967
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	10,868	206,492
Invesco Mortgage Capital, Inc., Series C, 7.50%	27,556	668,508
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	47,052	973,506
MFA Financial, Inc., Series B, 7.50%	29,972	658,485
MFA Financial, Inc., Series C, 9.90%	39,264	963,146
New York Mortgage Trust, Inc., Series D, 8.00%	22,284	484,231
New York Mortgage Trust, Inc., Series E, 11.28%	26,885	665,673
New York Mortgage Trust, Inc., Series F, 6.88%	19,987	435,717
PennyMac Mortgage Investment Trust, Series A, 8.13%	16,228	388,661
PennyMac Mortgage Investment Trust, Series B, 8.00%	27,527	663,125
PennyMac Mortgage Investment Trust, Series C, 6.75%	36,039	672,488
Ready Capital Corp., 5.75%	2,702	66,658
Ready Capital Corp., Series E, 6.50%	16,228	257,051
Rithm Capital Corp., Series A, 10.36%	7,480	192,610
Rithm Capital Corp., Series B, 10.20%	25,245	650,059
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Rithm Capital Corp., Series C, 9.56%	57,967	$1,465,985
Rithm Capital Corp., Series D, 7.00%	66,302	1,623,073
TPG RE Finance Trust, Inc., Series C, 6.25%	29,110	523,107
Two Harbors Investment Corp., Series A, 8.13%	17,741	411,236
Two Harbors Investment Corp., Series B, 7.63%	39,863	924,822
Two Harbors Investment Corp., Series C, 9.57%	45,084	1,071,196
Total Financials		35,452,870

Real Estate - 62.9%
Agree Realty Corp., Series A, 4.25%	59,153	1,018,023
American Homes 4 Rent, Series G, 5.88%	30,250	690,002
American Homes 4 Rent, Series H, 6.25%	38,751	916,074
Armada Hoffler Properties, Inc., Series A, 6.75%	52,074	1,122,195
Brookfield Property Partners LP, Series A2, 6.38%	60,665	863,263
Chatham Lodging Trust, Series A, 6.63%	15,182	307,435
City Office REIT, Inc., Series A, 6.63%	17,323	430,130
CTO Realty Growth, Inc., Series A, 6.38%	31,950	685,966
DiamondRock Hospitality Co., 8.25%	42,715	1,081,117
Digital Realty Trust, Inc., Series J, 5.25%	69,363	1,487,143
Digital Realty Trust, Inc., Series K, 5.85%	69,962	1,686,784
Digital Realty Trust, Inc., Series L, 5.20%	112,616	2,388,585
Diversified Healthcare Trust, 5.63%	75,755	1,274,199
Diversified Healthcare Trust, 6.25%	108,004	1,899,790
EPR Properties, Series G, 5.75%	52,027	1,087,885
Federal Realty Investment Trust, Series C, 5.00%	51,903	1,043,250
Gladstone Commercial Corp., Series E, 6.63%	22,908	523,219
Gladstone Commercial Corp., Series G, 6.00%	14,317	290,635
Gladstone Land Corp., Series B, 6.00%	42,559	840,540
Gladstone Land Corp., Series C, 6.00%	65,888	1,306,559
Global Medical REIT, Inc., Series A, 7.50%	8,975	226,977
Global Net Lease, Inc., Series A, 7.25%	67,032	1,506,879
Global Net Lease, Inc., Series B, 6.88%	47,551	1,014,738
Global Net Lease, Inc., Series D, 7.50%	78,687	1,817,670
Global Net Lease, Inc., Series E, 7.38%	53,162	1,212,094
Hudson Pacific Properties, Inc., Series C, 4.75%	161,154	2,399,583
Kimco Realty Corp., Series L, 5.13%	75,142	1,536,654
Kimco Realty Corp., Series M, 5.25%	88,444	1,845,826
National Storage Affiliates Trust, Series A, 6.00%	71,962	1,619,865
Office Properties Income Trust, 6.38%	70,888	520,318
Pebblebrook Hotel Trust, Series E, 6.38%	17,261	323,644
Pebblebrook Hotel Trust, Series F, 6.30%	59,459	1,138,640
Pebblebrook Hotel Trust, Series G, 6.38%	98,931	1,855,946
Pebblebrook Hotel Trust, Series H, 5.70%	86,569	1,450,031
Public Storage, Series F, 5.15%	24,970	531,611
Public Storage, Series G, 5.05%	35,254	730,110
Public Storage, Series H, 5.60%	26,433	619,325
Public Storage, Series I, 4.88%	37,227	735,233
Public Storage, Series J, 4.70%	29,268	559,897
Public Storage, Series K, 4.75%	25,274	483,239
Public Storage, Series L, 4.63%	58,221	1,102,124

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series M, 4.13%	5,123	$84,888
Public Storage, Series N, 3.88%	30,834	484,094
Public Storage, Series O, 3.90%	21,033	330,639
Public Storage, Series P, 4.00%	67,814	1,109,437
Public Storage, Series Q, 3.95%	18,647	295,182
Public Storage, Series R, 4.00%	46,730	762,634
Public Storage, Series S, 4.10%	10,889	181,193
Regency Centers Corp., Series B, 5.88%	2,169	49,063
Saul Centers, Inc., Series E, 6.00%	26,164	580,579
SL Green Realty Corp., Series I, 6.50%	78,269	1,755,574
Summit Hotel Properties, Inc., Series E, 6.25%	69,149	1,288,937
Summit Hotel Properties, Inc., Series F, 5.88%	14,860	274,316
Sunstone Hotel Investors, Inc., Series H, 6.13%	17,140	357,026
Sunstone Hotel Investors, Inc., Series I, 5.70%	17,515	342,418
UMH Properties, Inc., Series D, 6.38%	104,526	2,342,428
Vornado Realty Trust, Series L, 5.40%	103,231	1,857,126
Vornado Realty Trust, Series M, 5.25%	120,675	2,122,673
Vornado Realty Trust, Series N, 5.25%	103,471	1,810,742
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)

Vornado Realty Trust, Series O, 4.45%	102,429	$1,526,192
Total Real Estate		61,728,339

Total Preferred Stocks
(Cost $102,369,511)		97,181,209
MONEY MARKET FUNDS - 1.0%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.20%(1)	466,961	466,961
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.25%(1)	466,961	466,961
(Cost $933,922)		933,922

TOTAL INVESTMENTS - 100.0%
(Cost $103,303,433)		98,115,131
Other Assets in Excess of Liabilities - 0.0%(2)		113
Net Assets - 100.0%		$98,115,244

(1)	The rate shown reflects the seven-day yield as of July 31, 2025.
(2)	Amount rounds to less than 0.05%.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$97,181,209	$—	$—	$97,181,209
Money Market Funds	933,922	—	—	933,922
Total	$98,115,131	$—	$—	$98,115,131